Note 19 - Fair Value Measurements (Details) - Significant Unobservable Inputs (Trademarks [Member], JPY ¥) In Thousands, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Trademarks [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Trademark	¥ 107,000
Trademark	Relief from royalty method
Trademark	7.50%
Trademark	0.30%